Balance Sheet (Parenthetical)	Aug. 31, 2016 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value | $ / shares	$ 0.001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value | $ / shares	$ 0.001
Common stock, shares authorized	100,000,000
Common stock, shares issued	22,503,131
Common stock, shares outstanding	22,503,131